SEVERANCE (10K)	12 Months Ended
Dec. 31, 2014
SEVERANCE [Abstract]
SEVERANCE
NOTE 19.	SEVERANCE

During the year ended December 31, 2013, we incurred severance charges of $2.4 million as part of the implemented reorganization from the formation of RLJE with former employees.  During the year ended December 31, 2014, we recognized additional severance charges of $548,000.  The severance charges were recorded as a component of general and administrative expense.